SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated June 30, 2023
to the Class F Shares Prospectus, dated January 31, 2023, as amended on February 17, 2023 and
April 13, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Multi-Asset Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company PTE Ltd.	S. Kenneth Leech	Since 2023	Chief Investment Officer, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company PTE Ltd.: Western Asset Management Company PTE Ltd. (Western Asset Singapore), located at 1 George Street #23-01, Singapore 049145, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Singapore. Mr. Leech joined Western Asset companies in 1990 and has 46 years of industry experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1456 (06/23)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated June 30, 2023
to the Class Y Shares Prospectus, dated January 31, 2023, as amended on February 17, 2023 and
April 13, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company PTE Ltd.	S. Kenneth Leech	Since 2023	Chief Investment Officer, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled " Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company PTE Ltd.: Western Asset Management Company PTE Ltd. (Western Asset Singapore), located at 1 George Street #23-01, Singapore 049145, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Singapore. Mr. Leech joined Western Asset companies in 1990 and has 46 years of industry experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1457 (06/23)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated June 30, 2023
to the Statement of Additional Information, dated January 31, 2023, as amended on
February 17, 2023 and May 25, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Western Asset Management Company PTE Ltd." is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WESTERN ASSET MANAGEMENT COMPANY PTE LTD.—Western Asset Management Company PTE Ltd. ("Western Asset Singapore") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Income Fund. Western Asset Singapore operates as part of a group of coordinated sister companies located in various jurisdictions, and the overall group is headquartered in Pasadena, California. Each Western Asset entity within the group ultimately is a wholly-owned subsidiary of Franklin Resources, Inc. [NYSE: BEN], a global investment management organization with subsidiaries operating as Franklin Templeton in over 165 countries. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Singapore

Compensation. SIMC pays Western Asset Singapore a fee based on the assets under management of the Multi-Asset Income Fund as set forth in an investment sub-advisory agreement between Western Asset Singapore and SIMC. Western Asset Singapore pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Income Fund. The following information relates to the period ended March 31, 2023.

At Western Asset Singapore, one compensation methodology covers all products and functional areas, including portfolio managers. The firm's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one's group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved and includes not only investment performance but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy, and communication with clients. In reviewing investment performance, one-, three-and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares. As of March 31, 2023, Western Asset Singapore's portfolio managers did not beneficially own any shares of the Multi-Asset Income Fund.

Other Accounts. As of March 31, 2023, in addition to the Multi-Asset Income Fund, Western Asset Singapore's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
S. Kenneth Leech	94		$144,515	314		$68,803	638		$187,999
	0	*	$0	27	*	$2,800	25	*	$14,881

*  These accounts, which are a subset of the accounts in preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). Western Asset Singapore has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact the Multi-Asset Income Fund. These could include potential conflicts of interest related to the knowledge and timing of the Multi-Asset Income Fund's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Multi-Asset Income Fund's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset Singapore or an affiliate has an interest in the account. Western Asset Singapore has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines and portfolio composition versus strategy.

With respect to securities transactions, Western Asset Singapore determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset Singapore may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset Singapore's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset Singapore also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log, which is reviewed on a regular basis for possible issues.

Employees of Western Asset Singapore have access to transactions and holdings information regarding client accounts and Western Asset Singapore's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset Singapore maintains a Code of Ethics that is compliant with Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset Singapore's business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through Western Asset Singapore's compliance monitoring program.

Western Asset Singapore may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1458 (06/23)